Stockholders' Equity - ATM Offerings (Details) - USD ($)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Proceeds from the issuance of common stock	$ 59,692	$ 26,304,282
At The Market Offering
Issuance of common stock (in shares)	0	2,106,027
Average price of common stock		$ 12.18
Proceeds from the issuance of common stock		$ 25,600,000
Percentage of commission for common stock sold		3.00%